Securities with Unrealized Losses, Aggregated by Category and Period of Continuous Unrealized Loss (Parenthetical) (Detail)	Dec. 31, 2012 Investment	Dec. 31, 2011 Investment
Investment [Line Items]
Number of available for sale securities in unrealized loss positions	139	296
Number of held to maturity securities in unrealized loss positions	24	3